Revenue Recognition - Schedule of Revenue by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Timing of revenue recognition	$ 552,520	$ 535,052	$ 566,792
Products and services transferred over time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Timing of revenue recognition	514,354	502,358	533,862
Products transferred at a point in time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Timing of revenue recognition	$ 38,166	$ 32,694	$ 32,930